Related Party Transactions	12 Months Ended
Apr. 30, 2026
Related Party Transactions [Abstract]
Related Party Transactions

Note 16 – Related Party Transactions

Related party transactions

Related parties include directors, officers, significant shareholders and entities controlled by or under common control with such persons. Transactions and balances with consolidated subsidiaries are eliminated in consolidation.

Related-party balances

Amounts due from and due to related parties were as follows:

	Nature of transaction	April 30, 2025	April 30, 2026	April 30, 2026
		JPY	JPY	USD
Receivables from related parties
PM MTF Ltd.	Receivables from related parties arising from licensing arrangements, royalties, and advances made on behalf of PM MTF Ltd for payroll and other operating expenses	-	57,047,550	364,149
Total receivables from related parties			57,047,550	364,149
Payables to related parties
Patrick Gruhn	Amounts payable to a director for acquisition of Kephas Corporation	-	162,343,156	1,036,277
Panagiota Ziourti	Amounts payable to a director for purchases of office supplies	-	45,937	293
Total payables to related parties		-	162,389,093	1,036,570
Loans to related parties, noncurrent
Lorem Ipsum RM UG GmbH	Loan principal and accrued interest under an unsecured, subordinated financing facility.	-	400,651,190	2,557,457
Patrick Gruhn	Funding advances received from a director.	-	216,004,619	1,378,811
Total loans to related parties, noncurrent		-	616,655,809	3,936,268

Receivables from related parties as of April 30, 2026 principally represent JPY 57,047,550 (USD 364,149) due from PM MTF Ltd. The balance includes amounts due to PML in respect of licensing arrangements, royalties, and advances made on behalf of PM MTF Ltd for payroll and other operating expenses. PM MTF Ltd was formerly a wholly owned subsidiary of PML. On November 28, 2025, PM MTF Ltd.’s board approved the transfer of PML’s entire shareholding to five transferees, including Patrick Gruhn, Panagiota Ziourti and Lorem Ipsum RM UG. Accordingly, PM MTF Ltd. was not a subsidiary of the Company at the Acquisition Date and the receivable is not eliminated on consolidation.

Payables to related parties as of April 30, 2026 comprise JPY 162,343,156 (USD 1,036,277) due to Patrick Gruhn, a director of the Company, in connection with the acquisition of Kephas Corporation. The remaining balance of JPY 45,937 (USD 293) is payable to Panagiota Ziourti, a director of the Company, in respect of purchases of office supplies.

Loans to related parties, noncurrent includes amounts due to Lorem Ipsum RM UG GmbH and Patrick Gruhn.

Lorem Ipsum RM UG GmbH facility

The Company has an unsecured loan facility with Lorem Ipsum RM UG GmbH with a maximum principal amount of JPY 367,493,000 (USD 2,345,800). The facility is subordinated to PML’s other obligations, bears interest at 7% per annum and is repayable in full on November 16, 2028, with prepayment permitted without penalty. As of April 30, 2026, JPY 367,493,000 (USD 2,345,800) of principal and JPY 33,158,190 (USD 211,657) of accrued interest were outstanding. The principal was fully drawn before the Acquisition Date. Interest of JPY 8,457,374 (USD 53,986) accrued from the Acquisition Date through April 30, 2026.

Patrick Gruhn balances at Kephas Corporation

As of April 30, 2026, the Company had JPY 216,004,619 (USD 1,378,811) in amounts owing to Patrick Gruhn, included in loans to related parties, noncurrent in the accompanying consolidated balance sheet. During the year ended April 30, 2026, Patrick Gruhn advanced the Company an aggregate JPY 59,531,661 (USD 380,005) and the Company repaid amounts of JPY 30,016,490 (USD 191,603).

Loan from Satoshi Kobayashi

During the year ended April 30, 2026, Satoshi Kobayashi, a director and significant shareholder of the Company, advanced an aggregate of JPY123,000,000 (USD 785,140) to the Company on an unsecured, non-interest-bearing basis. The loan was repaid in full on April 30, 2026 and no amount remained outstanding at year end.